Schedule of Investments (unaudited) June 30, 2019	iShares® U.S. Broker-Dealers & Securities Exchanges ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 0.3%
Diamond Hill Investment Group Inc.	4,599	$651,770

Financial Exchanges & Data — 35.3%
Cboe Global Markets Inc.	98,422	10,199,472
CME Group Inc.	214,804	41,695,605
Intercontinental Exchange Inc.	123,996	10,656,216
MarketAxess Holdings Inc.	32,532	10,456,436
Nasdaq Inc.	111,049	10,679,582

		83,687,311

Investment Banking & Brokerage — 64.4%
BGC Partners Inc., Class A	374,582	1,959,064
Charles Schwab Corp. (The)	251,808	10,120,163
Cowen Inc., Class A(a)(b)	39,308	675,705
E*TRADE Financial Corp.	233,023	10,392,826
Evercore Inc., Class A	56,261	4,983,037
Goldman Sachs Group Inc. (The)	204,167	41,772,568
Greenhill & Co. Inc.	26,122	354,998
Houlihan Lokey Inc.	47,656	2,122,122
Interactive Brokers Group Inc., Class A(b)	102,831	5,573,440
INTL. FCStone Inc.(a)(b)	22,538	892,279
Lazard Ltd., Class A	177,648	6,109,315
LPL Financial Holdings Inc.	114,086	9,305,995
Moelis & Co., Class A	67,730	2,367,163
Morgan Stanley	569,790	24,962,500
Piper Jaffray Companies	19,716	1,464,307
PJT Partners Inc., Class A(b)	28,374	1,149,714
Raymond James Financial Inc.	127,289	10,762,285
Stifel Financial Corp.	86,759	5,123,987

Security	Shares	Value

Investment Banking & Brokerage (continued)
TD Ameritrade Holding Corp.	207,939	$10,380,315
Virtu Financial Inc., Class A	89,551	1,950,421

		152,422,204

Total Common Stocks — 100.0% (Cost: $247,804,559)		236,761,285

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	2,265,657	2,266,790
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	119,287	119,287

		2,386,077

Total Short -Term Investments — 1.0% (Cost: $2,385,236)		2,386,077

Total Investments in Securities — 101.0% (Cost: $250,189,795)		239,147,362

Other Assets, Less Liabilities — (1.0)%		(2,302,435)

Net Assets — 100.0%		$236,844,927

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,760,905	504,752	2,265,657	$2,266,790	$1,324	(a)	$(13)	$256
BlackRock Cash Funds: Treasury, SL Agency Shares	103,655	15,632	119,287	119,287	930		—	—

				$2,386,077	$2,254		$(13)	$256

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$236,761,285	$—	$—	$236,761,285
Money Market Funds	2,386,077	—	—	2,386,077

	$239,147,362	$—	$—	$239,147,362

2